13 OPTIONS (Details Narrative) - USD ($)			1 Months Ended					6 Months Ended		12 Months Ended
	Sep. 08, 2016	May 10, 2016	Jun. 28, 2016	Jan. 28, 2016	Jan. 22, 2016	Nov. 16, 2015	May 26, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Options issued and outstanding to purchase										972,700	150,000
Expected term in years										4 years 3 months 29 days	0 years
Intrinsic value										$ 0	$ 500,000
Option expense								$ 2,470,980	$ 443,705	1,457,647	141,910
Employee Stock Option 1 [Member]
Options issued and outstanding to purchase							100,000
Exercise price							$ 2.00
Expiration period							May 26, 2021
Expected volatility							50.00%
Risk-free interest rate							1.53%
Expected dividends							0.00%
Expected term in years							2 years 9 months
Aggregate value of options on grant date							$ 36,304
Option expense										14,520	21,784
Employee Stock Option 2 [Member]
Options issued and outstanding to purchase						50,000
Exercise price						$ 4.01
Expiration period						Nov. 16, 2021
Expected volatility						50.00%
Risk-free interest rate						1.66%
Expected dividends						0.00%
Expected term in years						3 years 3 months
Aggregate value of options on grant date						$ 73,265
Option expense										7,123	929
Employee Stock Option 3 [Member]
Options issued and outstanding to purchase					5,000
Exercise price					$ 6.02
Expiration period					Jan. 22, 2021
Expected volatility					50.00%
Risk-free interest rate					1.49%
Expected dividends					0.00%
Expected term in years					3 years 3 months
Aggregate value of options on grant date					$ 10,944
Option expense										854	0
Employee Stock Option 4 [Member]
Options issued and outstanding to purchase				100,000
Exercise price				$ 6.02
Expiration period				Jan. 28, 2021
Expected volatility				50.00%
Risk-free interest rate				1.40%
Expected dividends				0.00%
Expected term in years				3 years 3 months
Aggregate value of options on grant date				$ 218,314
Option expense										61,776	0
Employee Stock Option 5 [Member]
Options issued and outstanding to purchase		500,000
Exercise price		$ 6.00
Expiration period		May 10, 2022
Expected volatility		50.00%
Risk-free interest rate		0.57%
Expected dividends		0.00%
Expected term in years		3 years
Aggregate value of options on grant date		$ 1,737,445
Option expense										370,496	0
Employee Stock Option 6 [Member]
Options issued and outstanding to purchase			25,000
Exercise price			$ 6.51
Expiration period			Jun. 28, 2022
Expected volatility			50.00%
Risk-free interest rate			0.57%
Expected dividends			0.00%
Expected term in years			3 years
Aggregate value of options on grant date			$ 55,251
Option expense										9,359	0
Employee Stock Option 7 [Member]
Options issued and outstanding to purchase	215,200
Exercise price	$ 6.51
Expiration period	Sep. 08, 2020
Expected volatility	50.00%
Risk-free interest rate	0.57%
Expected dividends	0.00%
Expected term in years	4 years
Aggregate value of options on grant date	$ 546,318
Option expense										$ 49,239	$ 0